Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Table
Debt at December 31, consisted of:

	2022		2021
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	$498.2	$457.7	$497.7	$517.9
2.50% Senior Notes due 2027 (issued: $500.0, March 2022)	497.5	460.3	0	0
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	297.5	326.8	297.2	388.2
4.00% Senior Notes due 2029 (issued: $550.0, October 2018)	546.4	527.8	545.9	621.0
3.20% Senior Notes due 2030 (issued: $500.0, March 2020)	496.9	448.6	496.5	536.3
3.00% Senior Notes due 2032 (issued: $500.0, March 2022)	495.9	438.1	0	0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	396.4	435.4	396.2	547.9
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.9	298.4	346.8	428.4
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.7	310.2	395.6	447.1
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	842.1	716.2	841.9	1,029.3
4.20% Senior Notes due 2048 (issued: $600.0, March 2018)	590.4	507.0	590.2	741.3
3.95% Senior Notes due 2050 (issued: $500.0, March 2020)	490.9	404.9	490.8	600.0
3.70% Senior Notes due 2052 (issued: $500.0, March 2022)	493.5	386.5	0	0
Total	$6,388.3	$5,717.9	$4,898.8	$5,857.4

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2022, were as follows:

(millions)	Payments
2023	$0
2024	0
2025	0
2026	0
2027	1,000
Thereafter	5,450
Total	$6,450

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2022, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2022
6 5/8% Senior Notes	$(4.2)	$(1.8)
6.25% Senior Notes	5.1	2.8
4.35% Senior Notes	(1.6)	(1.3)
3.70% Senior Notes	(12.9)	(10.8)
4.125% Senior Notes	(8.0)	(7.2)